Note 4 - Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carry forward	$ 794,000	$ 626,000
Valuation allowance	(794,000)	(626,000)
Net deferred income tax asset	$ 0	$ 0